Trade and other receivables - Narratives (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Trade and other receivables | Past due
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 425,000	$ 1,273,000	$ 5,924,000
Trade and other receivables | Past due | Impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0	0
Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Accumulated impairment | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Change in allowance for impairment	0	0	0
Bad debt write-offs	$ 166,000	1,600,000	$ 0
Accumulated impairment | Trade and other receivables | Virgin Orbit Inc.
Disclosure of detailed information about financial instruments [line items]
Bad debt write-offs		$ 1,600,000